Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet
Other
Defined pension postretirement
benefits benefits
Switzerland International International
($ in millions) 2021 2020 2021 2020 2021 2020
Benefit obligation at January 1, 3,870 4,308 5,527 7,878 98 110
Service cost 61 74 47 92 1 1
Interest cost (5) 6 72 111 2 3
Contributions by plan participants 36 72 8 12 — —
Benefit payments (130) (160) (207) (295) (9) (12)
Settlements (124) (101) (84) (2,542) — —
Benefit obligations of businesses acquired (divested) — (765) (46) (165) (11) (5)
Actuarial (gain) loss (140) 71 (15) 214 (8) 4
Plan amendments and other — — 13 (64) (2) (3)
Exchange rate differences (134) 365 (200) 286 — —
Benefit obligation at December 31,

3,434 3,870 5,115 5,527 71 98
Fair value of plan assets at January 1,

4,133 4,189 4,608 6,246 — —
Actual return on plan assets 279 191 197 375 — —
Contributions by employer 63 228 124 611 9 12
Contributions by plan participants 36 72 8 12 — —
Benefit payments (130) (160) (207) (295) (9) (12)
Settlements (124) (101) (84) (2,542) — —
Plan assets of businesses acquired (divested) — (664) (50) (82) — —
Plan amendments and other — — 14 62 — —
Exchange rate differences (144) 378 (147) 221 — —
Fair value of plan assets at December 31,

4,113 4,133 4,463 4,608 — —
Funded status — overfunded (underfunded) 679 263 (652) (919) (71) (98)

Amount recognized in Accumulated other comprehensive loss
Defined pension Other postretirement
benefits benefits
December 31, ($ in millions)

2021

2020

2019

2021

2020

2019

Net actuarial (loss) gain (1,540) (2,038) (2,782) 21 21 28
Prior service credit 72 75 59 7 11 13
Amount recognized in OCI
(1)

and NCI
(2)
(1,468) (1,963) (2,723) 28 32 41
Taxes

associated with amount recognized
in OCI and NCI 352 374 536 — — —
Amount recognized in OCI and NCI, net of tax (3) (1,116) (1,589) (2,187) 28 32 41
(1)

OCI represents

“Accumulated

other comprehensive

loss”.
(2)

NCI represents

“Noncontrolling

interests”.
(3)

NCI, net of

tax, amounted

to $
0

million,

$
(1)

million

and $
(1)

million

at December

31, 2021,

2020 and

2019.

Schedule of amounts recognized in balance sheet
Defined pension Other postretirement
benefits benefits
Switzerland International International
December 31, ($ in millions) 2021 2020 2021 2020 2021 2020
Overfunded plans 683 267 208 92 — —
Underfunded plans — current — — (23) (22) (7) (9)
Underfunded plans — non-current (4) (4) (837) (989) (64) (89)
Funded status - overfunded (underfunded) 679 263 (652) (919) (71) (98)
December 31, ($ in millions) 2021 2020
Non-current assets
Overfunded pension plans 891 359
Other employee-related benefits 1 1
Pension and other employee benefits 892 360
December 31, ($ in millions) 2021 2020
Current liabilities
Underfunded pension plans (23) (22)
Underfunded other postretirement benefit plans (10) (9)
Other employee-related benefits (8) (11)
Pension and other employee benefits (41) (42)
December 31, ($ in millions) 2021 2020
Non-current liabilities
Underfunded pension plans (841) (993)
Underfunded other postretirement benefit plans (62) (89)
Other employee-related benefits (122) (149)
Pension and other employee benefits (1,025) (1,231)

Schedule of PBO in excess of fair value of plan assets or ABO in excess of fair value of plan assets
PBO exceeds fair value of plan assets ABO exceeds fair value of plan assets
December 31, Switzerland International Switzerland International
($ in millions)

2021

2020

2021

2020

2021

2020

2021

2020

PBO 12 13 2,994 5,131 12 13 2,979 5,008
ABO 12 13 2,917 5,056 12 13 2,905 4,942
Fair value of plan assets 8 9 2,133 4,120 8 9 2,119 4,004

Component of net periodic benefit cost
Defined pension Other postretirement
benefits benefits
Switzerland International International
($ in millions) 2021 2020 2019 2021 2020 2019 2021 2020 2019
Operational pension cost:
Service cost 61 74 76 47 92 113 1 1 1
Operational pension cost 61 74 76 47 92 113 1 1 1
Non-operational pension cost (credit):
Interest cost (5) 6 15 72 111 174 2 3 4
Expected return on plan assets (116) (123) (112) (178) (253) (276) — — —
Amortization of prior service cost (credit) (9) (11) (14) (2) 2 2 (3) (2) (5)
Amortization of net actuarial loss — 7 — 67 109 108 (2) (3) (3)
Curtailments, settlements and special
termination benefits 1 6 11 7 644 27 — — (10)
Non-operational pension cost (credit) (129) (115) (100) (34) 613 35 (3) (2) (14)
Net periodic benefit cost (68) (41) (24) 13 705 148 (2) (1) (13)

Weighted-average assumptions, Benefit obligation
Defined pension Other postretirement
benefits benefits
Switzerland International International
December 31, (in %) 2021 2020 2021 2020 2021 2020
Discount rate 0.2 — 2.1 1.6 2.6 2.1
Rate of compensation increase

— — 1.5 1.0 0.3 0.2
Rate of pension increase — — 1.7 1.4 — —
Cash balance interest credit rate 1.0 1.0 2.1 2.1 — —

Weighted-average assumptions, Net periodic benefit cost
Defined pension Other postretirement
benefits benefits
Switzerland International International
(in %) 2021 2020 2019 2021 2020 2019 2021 2020 2019
Discount rate — 0.3 0.8 1.6 1.9 2.8 2.1 2.8 3.9
Expected long-term rate of return on plan
assets
3.0 3.0 3.0 4.0 4.3 4.9 — — —
Rate of compensation increase — — — 1.0 2.2 2.4 0.2 0.2 0.2
Cash balance interest credit rate 1.0 1.0 1.0 2.1 1.6 1.6 — — —

Health care cost trend assumptions
December 31, 2021 2020
Health care cost trend rate assumed for next year 5.1% 5.9%
Rate to which the trend rate is assumed to decline (the ultimate trend rate) 4.5% 4.9%
Year that the rate reaches the ultimate trend rate 2026 2028

Target asset allocation on weighted-average basis	Target (in %) Switzerland International Asset class Equity 15 15 Fixed income 54 72 Real estate 26 4 Other 5 9 Total 100 100
Fair value of pension plan assets by asset category
Not subject
Total
December 31, 2021 ($ in millions) Level 1 Level 2 to leveling (1) fair value
Asset class
Equity
Equity securities 124 1 125
Mutual funds/commingled funds 1,049 1,049
Emerging market mutual funds/commingled funds 218 218
Fixed income
Government and corporate securities 314 1,366 1,680
Government and corporate—mutual funds/commingled funds 3,121 3,121
Emerging market bonds—mutual funds/commingled funds 428 428
Real estate 1,326 1,326
Insurance contracts 74 74
Cash and short-term investments 75 158 233
Private equity 65 257 322
Total 513 6,480 1,583 8,576
Not subject Total
December 31, 2020 ($ in millions) Level 1 Level 2 to leveling (1) fair value
Asset class
Equity
Equity securities 180 5 185
Mutual funds/commingled funds 1,298 1,298
Emerging market mutual funds/commingled funds 243 243
Fixed income
Government and corporate securities 389 1,415 1,804
Government and corporate—mutual funds/commingled funds 2,876 2,876
Emerging market bonds—mutual funds/commingled funds 547 547
Real estate 1,289 1,289
Insurance contracts 50 50
Cash and short-term investments 103 190 293
Private equity 156 156
Hedge funds 1 1
Total 672 6,624 1,446 8,742
Amounts relate

to assets

measured

using the

NAV

practical

expedient

which are

not subject

to leveling
.

Schedule of employer contributions to pension and other postretirement benefit plans
Defined pension Other postretirement
benefits benefits
Switzerland International International
($ in millions) 2021 2020 2021 2020 2021 2020
Total

contributions to defined benefit pension
and other postretirement benefit plans 63 228 124 611 9 12
Of which, discretionary contributions to

defined benefit pension plans — 152 61 520 — —

Expected future cash flows of pension and postretirement benefit plans
Defined pension Other postretirement
benefits benefits
($ in millions) Switzerland International International
2022 256 265 7
2023 241 257 7
2024 226 255 6
2025 220 256 6
2026 213 259 5
Years 2027 - 2031 977 1,299 22